Schedule of Investments (unaudited)
December 31, 2024
iShares® Global 100 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.4%
BHP Group Ltd.	1,118,910	$27,295,535
China — 1.2%
Tencent Holdings Ltd.	1,372,900	73,275,547
France — 2.6%
AXA SA	377,013	13,417,746
Cie de Saint-Gobain SA	110,667	9,834,049
Engie SA	385,128	6,107,898
L'Oreal SA	50,778	17,975,559
LVMH Moet Hennessy Louis Vuitton SE	56,249	37,000,184
Sanofi SA	243,449	23,665,863
Schneider Electric SE	119,322	29,705,901
TotalEnergies SE	490,062	27,303,726
		165,010,926
Germany — 2.1%
Allianz SE, Registered	86,093	26,461,784
BASF SE	196,153	8,601,518
Bayer AG, Registered(a)	215,917	4,312,932
Deutsche Bank AG, Registered	438,386	7,565,181
Deutsche Telekom AG, Registered	769,888	23,068,212
E.ON SE	493,427	5,747,462
Mercedes-Benz Group AG	169,287	9,438,043
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	29,397	14,832,621
RWE AG	148,771	4,442,830
Siemens AG, Registered	165,833	32,336,542
		136,807,125
Japan — 2.2%
Bridgestone Corp.	128,500	4,319,284
Canon Inc.	212,550	6,903,974
Honda Motor Co. Ltd.	1,067,800	10,166,315
Mitsubishi UFJ Financial Group Inc.	2,720,700	31,763,370
Seven & i Holdings Co. Ltd.	529,060	8,294,403
Sony Group Corp.	1,374,900	28,976,755
Toyota Motor Corp.	2,716,800	53,046,156
		143,470,257
Netherlands — 1.1%
ASML Holding NV	88,166	61,754,483
ING Groep NV	726,002	11,377,595
		73,132,078
South Korea — 0.6%
Samsung Electronics Co. Ltd.	1,062,726	37,925,295
Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	1,266,624	12,393,191
Banco Santander SA	3,405,235	15,753,461
Telefonica SA	1,064,218	4,342,942
		32,489,594
Switzerland — 2.9%
ABB Ltd., Registered	351,439	18,977,167
Nestle SA, Registered	577,769	47,401,998
Novartis AG, Registered	433,867	42,240,089
Roche Holding AG, Bearer	6,540	1,953,484
Roche Holding AG, NVS	154,994	43,337,347
Swiss Re AG	64,198	9,298,086
UBS Group AG, Registered	713,743	21,852,472
		185,060,643
United Kingdom — 4.0%
Anglo American PLC	293,963	8,691,648
Security	Shares	Value
United Kingdom (continued)
AstraZeneca PLC	341,288	$44,496,993
Barclays PLC	3,228,095	10,798,608
BP PLC	3,539,816	17,497,190
Diageo PLC	488,594	15,526,452
GSK PLC	910,482	15,357,340
HSBC Holdings PLC	3,984,768	39,142,761
National Grid PLC	1,074,187	12,761,611
Prudential PLC	599,703	4,759,254
Rio Tinto PLC	234,018	13,814,087
Shell PLC	1,365,232	42,555,637
Unilever PLC	547,549	31,112,058
		256,513,639
United States — 81.6%
3M Co.	121,430	15,675,399
Abbott Laboratories	382,162	43,226,344
Accenture PLC, Class A	137,571	48,396,102
Alphabet Inc., Class A(a)	1,187,532	224,799,808
Alphabet Inc., Class C, NVS	949,520	180,826,589
Amazon.com Inc.(b)	2,063,731	452,761,944
American Tower Corp.	103,075	18,904,986
Aon PLC, Class A	47,965	17,227,109
Apple Inc.	3,333,382	834,745,520
Bristol-Myers Squibb Co.	445,360	25,189,562
Broadcom Inc.	1,029,967	238,787,549
Caterpillar Inc.	106,482	38,627,410
Chevron Corp.	368,558	53,381,941
Cisco Systems Inc.	879,007	52,037,214
Citigroup Inc.	419,288	29,513,682
Coca-Cola Co. (The)	851,978	53,044,150
Colgate-Palmolive Co.	180,527	16,411,710
DuPont de Nemours Inc.	91,755	6,996,319
Eli Lilly & Co.	173,756	134,139,632
Emerson Electric Co.	126,575	15,686,440
Exxon Mobil Corp.	969,217	104,258,673
Ford Motor Co.	858,088	8,495,071
General Electric Co.	238,143	39,719,871
Goldman Sachs Group Inc. (The)	69,293	39,678,558
Honeywell International Inc.	143,011	32,304,755
HP Inc.	217,654	7,102,050
Intel Corp.	951,114	19,069,836
International Business Machines Corp.	203,905	44,824,436
Johnson & Johnson	530,935	76,783,820
Johnson Controls International PLC	147,886	11,672,642
JPMorgan Chase & Co.	620,846	148,822,995
Kimberly-Clark Corp.	73,982	9,694,601
Linde PLC	105,666	44,239,184
Marsh & McLennan Companies Inc.	108,458	23,037,564
Mastercard Inc., Class A	181,196	95,412,378
McDonald's Corp.	157,564	45,676,228
Merck & Co. Inc.	557,809	55,490,839
Microsoft Corp.	1,639,559	691,074,118
Morgan Stanley	273,603	34,397,369
Nike Inc., Class B	265,198	20,067,533
Nvidia Corp.	5,409,422	726,431,280
PepsiCo Inc.	302,554	46,006,361
Pfizer Inc.	1,249,700	33,154,541
Philip Morris International Inc.	342,875	41,265,006
Procter & Gamble Co. (The)	519,340	87,067,351
Qualcomm Inc.	244,832	37,611,092
RTX Corp.	293,519	33,966,019
Texas Instruments Inc.	200,670	37,627,632
Thermo Fisher Scientific Inc.	84,350	43,881,400

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global 100 ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Walmart Inc.	957,213	$86,484,194
		5,225,696,807
Total Long-Term Investments — 99.2% (Cost: $3,694,695,690)		6,356,677,446
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)(e)	37,888,706	37,907,651
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	7,740,000	7,740,000
Total Short-Term Securities — 0.7% (Cost: $45,651,216)		45,647,651
Total Investments — 99.9% (Cost: $3,740,346,906)		6,402,325,097
Other Assets Less Liabilities — 0.1%		4,006,238
Net Assets — 100.0%		$6,406,331,335

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$37,919,487 (a)	$—	$(8,271)	$(3,565)	$37,907,651	37,888,706	$5,568 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	9,330,000	—	(1,590,000)(a)	—	—	7,740,000	7,740,000	390,692	—
				$(8,271)	$(3,565)	$45,647,651		$396,260	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	18	03/21/25	$910	$(21,887)
S&P 500 E-Mini Index	160	03/21/25	47,486	(270,520)
				$(292,407)

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Global 100 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,244,972,258	$1,111,705,188	$—	$6,356,677,446
Short-Term Securities
Money Market Funds	45,647,651	—	—	45,647,651
	$5,290,619,909	$1,111,705,188	$—	$6,402,325,097
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(270,520)	$(21,887)	$—	$(292,407)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares